Consolidated Statements of Changes in Stockholder's Equity (USD $) In Thousands, unless otherwise specified	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income.	Total
Balance at Dec. 31, 2010
Equity
Transfer of Dental Companies (Effect of Change)	$ (230)	$ 230	$ 0	$ 0	$ 0
Balance at Dec. 31, 2011 (As Previously Reported)	5,230	515,400	167,862	217,111	905,603
Balance at Dec. 31, 2011	5,000	515,630	167,862	217,111	905,603
Equity
Dividends	0	0	(115,800)	0	(115,800)
Net income	0	0	89,405	0	89,405
Other comprehensive income	0	0	0	103,479	103,479
Balance at Dec. 31, 2012	5,000	515,630	141,467	320,590	982,687
Equity
Dividends	0	0	(101,000)	0	(101,000)
Net income	0	0	62,764	0	62,764
Other comprehensive income	0	0	0	(140,489)	(140,489)
Balance at Dec. 31, 2013	5,000	515,630	103,231	180,101	803,962
Equity
Dividends	0	0	(97,000)	0	(97,000)
Net income	0	0	69,178	0	69,178
Other comprehensive income	0	0	0	103,717	103,717
Balance at Dec. 31, 2014	$ 5,000	$ 515,630	$ 75,409	$ 283,818	$ 879,857